CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Other comprehensive loss, net of tax	¥ 0		¥ 0	¥ 0
Foreign currency translation difference, tax	0		0	0
Costs of revenues
Services rendered from related party	4,570,292	$ 700,427	1,424,786	1,042,630
Sales and marketing expenses
Services rendered from related party	4,166,230	638,503	0	0
Research and development expenses
Services rendered from related party	¥ 1,850,321	$ 283,574	¥ 873,288	¥ 223,732